SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:

The following information supplements disclosure in each of the following funds' currently effective prospectuses:


Scudder Aggressive Growth Fund                Scudder Greater Europe Fund                Scudder Pathway Series: Conservative
Scudder Blue Chip Fund                        Scudder Growth and Income Fund             Portfolio
Scudder California Tax-Free Income Fund       Scudder Health Care Fund                   Scudder Pathway Series: Growth Plus
Scudder Capital Growth Fund                   Scudder High Income Fund                   Portfolio
Scudder Commodity Securities Fund             Scudder High Income Plus Fund              Scudder Pathway Series: Growth Portfolio
Scudder Development Fund                      Scudder High Yield Tax-Free Fund           Scudder Pathway Series: Moderate Portfolio
Scudder-Dreman Concentrated Value Fund        Scudder Income Fund                        Scudder RREEF Real Estate Securities Fund
Scudder-Dreman Financial Services Fund        Scudder Inflation Protected Plus Fund      Scudder S&P 500 Index Fund
Scudder-Dreman High Return Equity Fund        Scudder Intermediate Tax/AMT Free Fund     Scudder Select 500 Fund
Scudder-Dreman Small Cap Value Fund           Scudder International Equity Fund          Scudder Short Duration Fund
Scudder EAFE(R) Equity Index Fund             Scudder International Fund                 Scudder Short-Term Bond Fund
Scudder Emerging Markets Fund                 Scudder International Select Equity Fund   Scudder Short-Term Municipal Bond Fund
Scudder Emerging Markets Income Fund          Scudder Japanese Equity Fund               Scudder Small Cap Growth Fund
Scudder Equity 500 Index Fund                 Scudder Large Cap Value Fund               Scudder Small Company Stock Fund
Scudder Fixed Income Fund                     Scudder Large Company Growth Fund          Scudder Small Company Value Fund
Scudder Flag Investors Communications Fund    Scudder Latin America Fund                 Scudder Strategic Income Fund
Scudder Flag Investors Equity Partners Fund   Scudder Lifecycle Long Range Fund          Scudder Target 2013 Fund
Scudder Flag Investors Value Builder Fund     Scudder Limited-Duration Plus Fund         Scudder Target 2014 Fund
Scudder Global Fund                           Scudder Managed Municipal Bond Fund        Scudder Tax Advantaged Dividend Fund
Scudder Global Bond Fund                      Scudder Massachusetts Tax-Free Fund        Scudder Technology Fund
Scudder Global Discovery Fund                 Scudder Micro Cap Fund                     Scudder Total Return Fund
Scudder GNMA Fund                             Scudder Mid Cap Growth Fund                Scudder US Bond Index Fund
Scudder Gold and Precious Metals Fund         Scudder New York Tax-Free Income Fund      Scudder US Government Securities Fund
                                              Scudder Pacific Opportunities Fund
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


The following information supplements the "Redemption Fees" subsection of the "Policies You Should Know About -- Policies about Transactions" sections of each fund's prospectus.

There are two additional exceptions when the redemption fee will not be charged:
(i) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder and (ii) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA.

The following information supplements the "Class B Shares" subsection of the "Choosing a Share Class" section of each applicable fund's currently effective Class B prospectus.

For each fund listed in this supplement with a Class B prospectus

Orders to purchase Class B shares of $100,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and employer-sponsored employee benefit plans.

The following information supplements the "Class C Shares" subsection of the "Choosing a Share Class" section of each applicable fund's currently effective Class C prospectus.

For each fund listed in this supplement with a Class C prospectus

Orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and employer-sponsored employee benefit plans.


               Please Retain This Supplement for Future Reference



July 22, 2005